Share Capital - Summary of Changes In Options (Detail)	12 Months Ended
	Apr. 30, 2019 CAD ($) Option	Apr. 30, 2018 CAD ($) Option	Apr. 30, 2017 CAD ($)
Disclosure of defined benefit plans [abstract]
Beginning balance, shares | Option	948,750	1,348,750
Forfeited/expired , shares | Option	(948,750)	(400,000)
Ending balance, shares | Option	0	948,750
Weighted average exercise price, Forfeited/expired | $		$ 0.94
Weighted average exercise price,expired | $	$ 0.88
Weighted average exercise price, Outstanding and Exercisable | $	$ 0	$ 0.88	$ 0.90